CMS-Q1

Quarterly Report
January 31, 2026
MFS®  Commodity
Strategy Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 81.8%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$5,104,000	$5,103,126
Boeing Co., 6.388%, 5/01/2031	2,330,000	2,528,170
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	1,903,000	1,968,296
		$9,599,592
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$1,426,000	$1,421,747
Tapestry, Inc., 5.1%, 3/11/2030	1,939,000	1,987,804
		$3,409,551
Asset-Backed & Securitized – 16.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)	$19,417,480	$673,651
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.291% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,812,162
ACREC 2021-FL1 Ltd., “B”, FLR, 5.592% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,404,312
ACREC 2021-FL1 Ltd., “C”, FLR, 5.941% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,128,880
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	1,985	1,986
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	2,567,817	2,590,105
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	2,030,589	2,049,090
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,445,210	1,451,336
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	1,216,903	1,221,053
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.494% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,684,007
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,684,161
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.094% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	1,014,092
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.007% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,698,871
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	2,999,000	3,008,372
AREIT 2022-CRE6 Trust, “C”, FLR, 5.852% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	884,595
AREIT 2022-CRE6 Trust, “D”, FLR, 6.552% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	780,755
AREIT 2022-CRE7 LLC, “B”, FLR, 6.919% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,564,305
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	149,352	150,425
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	512,092	513,164
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.317% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	2,344,422	2,344,380
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.517% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	3,115,644	3,120,822
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.746%, 12/15/2051 (i)(n)	18,621,948	306,618
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.206%, 7/15/2054 (i)	6,594,431	316,033
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.327%, 9/15/2054 (i)	7,165,666	359,959
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.544%, 2/15/2054 (i)	10,786,701	654,864
BDS 2021-FL10 Ltd., “B”, FLR, 5.739% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	793,999
BDS 2021-FL10 Ltd., “C”, FLR, 6.09% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	577,363
BDS 2024-FL13 Ltd., “A”, FLR, 5.251% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	750,808
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	12,360,584	551,561
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	14,063,439	644,584
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)	9,928,950	473,425
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.011%, 9/15/2054 (i)	14,616,246	495,631
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,538,903	1,586,480
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.207% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	464,436	463,761
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 5.757% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	444,394
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.007% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	719,495
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	626,251	640,105
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	74,871	77,196
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	839,826	845,110
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	489,831	488,457
BXMT 2020-FL2 Ltd., “B”, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,486,424
BXMT 2020-FL2 Ltd., “A”, FLR, 4.942% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	64,894	64,817
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.091% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,591,368
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,790,000	1,791,909
CD 2017-CD4 Mortgage Trust, “XA”, 1.204%, 5/10/2050 (i)	8,630,556	76,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	$353,158	$296,751
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	71,449
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	301,401	302,791
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	389,903	393,996
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	770,304	778,827
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,164,129	1,182,250
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	386,355	392,361
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,636,818	1,643,564
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,874,119	193,329
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	10,637,434	530,141
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)	10,440,342	291,158
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)	11,263,825	402,416
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)	6,026,688	238,841
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	393,525	398,792
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,312,015
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	514,604	515,476
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	759,082
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	248,372	249,427
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.172% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	4,026,477	4,028,760
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.529% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,954,788
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.488% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	3,250,000	3,252,496
Empire District Bondco LLC, 4.943%, 1/01/2033	554,172	562,360
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	48,367	48,441
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	291,178	292,577
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	699,879
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	328,076	329,171
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	145,459	145,546
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.947% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,195,310	1,194,058
General Motors Co., FLR, 4.157% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,225,674
General Motors Co., FLR, 4.257% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,693,881
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.993%, 5/10/2050 (i)	10,140,038	96,391
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.022%, 8/10/2050 (i)	10,171,918	109,964
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.121%, 5/12/2053 (i)	8,586,987	328,627
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.067% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	2,600,000	2,601,539
Home Owner Mortgage Enhanced , 5.077%, 8/25/2060 (n)	720,987	721,772
Invesco CLO 2022-2A Ltd., “BR”, 5.347%, 7/20/2035 (n)	3,344,351	3,344,816
Invesco Ltd., FLR, 5.422% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	2,068,965	2,079,157
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)(w)	977,000	977,000
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	832,457	841,161
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	575,008	575,154
JPMorgan Chase Commercial Mortgage Securities Corp., 1.013%, 9/15/2050 (i)	8,642,390	86,702
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	92,354	92,395
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.544% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	996,339	995,384
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	739,376
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.06% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,791,620
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.266% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,701,871
MF1 2022-FL8 Ltd., “C”, FLR, 5.873% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	936,296
MF1 2022-FL9 LLC, “B”, FLR, 6.823% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,989,085
MF1 2024-FL14 LLC, “C”, FLR, 6.964% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	820,251
MF1 2025-FL20 LLC, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	2,000,000	2,005,005
MF1 2025-FL20 LLC, “B”, FLR, 5.625% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	1,128,514	1,131,337
MF1 2026-FL21 LLC, “B”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)(w)	374,772	374,791
MF1 2026-FL21 LLC, “AS”, FLR, 5.214% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)(w)	780,014	780,744
MF1 2026-FL21 LLC, “C”, FLR, 5.614% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)(w)	1,240,411	1,240,494
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.23%, 5/15/2050 (i)	8,210,548	95,681
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.295%, 6/15/2050 (i)	3,605,390	42,315
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.807%, 12/15/2051 (i)	14,194,038	273,506
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	9,273,726	399,452
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)	7,842,067	292,773

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	$1,442,948	$1,450,203
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	628,468	638,037
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,261,016	1,274,644
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 4.807% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	956,848
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	385,075	389,610
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	423,035	426,224
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	1,359,713	1,376,595
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	128,045	129,124
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	882,441	894,839
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.318% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,257,007
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,286,776	1,268,001
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	471,652	471,587
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	998,290
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,358,082
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.051% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	3,000,000	3,000,042
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	2,500,000	2,501,440
PFP III, 2025-12 Ltd., “A”, FLR, 5.162% (SOFR - 1mo. + 1.4892%), 12/18/2042 (n)	3,350,000	3,344,349
PFP III, 2026-13, “AS”, FLR, 5.4% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	3,000,000	3,012,932
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	715,000	719,742
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	1,616,457	1,627,193
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	2,294,382	2,308,915
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.247% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	2,926,924	2,950,256
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	402,893	408,010
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.813% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	725,928
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,054,544
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	2,700,000	2,705,859
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.591% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,288,611
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	2,021,619	2,011,400
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,137,184
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	849,947	849,946
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.625% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	1,560,956	1,560,954
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.319% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	3,427,373	3,429,591
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.94%, 11/15/2050 (i)	4,924,711	59,794
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.887%, 12/15/2051 (i)	5,865,460	118,498
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	627,671	637,863
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	650,423	657,782
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	252,514	254,026
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.335%, 11/15/2054 (i)	5,630,032	282,597
		$160,362,727
Automotive – 1.0%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$4,336,000	$4,397,073
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	1,018,000	1,027,491
LKQ Corp., 5.75%, 6/15/2028	2,976,000	3,057,006
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,245,512
		$9,727,082
Brokerage & Asset Managers – 1.9%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$4,046,965
Charles Schwab Corp., 5.875%, 8/24/2026	3,206,000	3,238,249
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,510,000	2,604,902
LPL Holdings, Inc., 5.7%, 5/20/2027	2,077,000	2,115,403
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,426,000	1,419,353
LPL Holdings, Inc., 6.75%, 11/17/2028	1,075,000	1,143,463
LPL Holdings, Inc., 4%, 3/15/2029 (n)	2,257,000	2,225,785
LPL Holdings, Inc., 5.2%, 3/15/2030	1,082,000	1,106,188
		$17,900,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.6%
Global Payments, Inc., 1.2%, 3/01/2026	$2,281,000	$2,275,943
Paychex, Inc., 5.1%, 4/15/2030	3,124,000	3,213,347
		$5,489,290
Cable TV – 0.6%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$3,417,000	$3,514,340
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,687,000	2,625,017
		$6,139,357
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$1,504,000	$1,484,314
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$3,033,000	$3,033,841
Regal Rexnord Corp., 6.05%, 4/15/2028	2,278,000	2,361,415
		$5,395,256
Consumer Services – 1.3%
CBRE Services, Inc., 5.5%, 4/01/2029	$2,639,000	$2,735,115
CBRE Services, Inc., 4.8%, 6/15/2030	735,000	745,583
eBay, Inc., 4.25%, 3/06/2029	1,752,000	1,759,155
Meituan, 4.5%, 4/02/2028 (n)	1,575,000	1,582,030
Meituan, 4.625%, 10/02/2029 (n)	845,000	850,899
Meituan, 4.5%, 5/05/2031 (n)	632,000	625,015
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	3,880,000	3,952,105
		$12,249,902
Containers – 0.3%
Berry Global, Inc., 1.65%, 1/15/2027	$2,847,000	$2,785,519
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$3,068,000	$3,138,645
Arrow Electronics, Inc., 2.95%, 2/15/2032	1,491,000	1,335,304
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	2,320,000	2,351,956
		$6,825,905
Electronics – 0.8%
Broadcom, Inc., 5.05%, 7/12/2027	$718,000	$730,732
Broadcom, Inc., 4.75%, 4/15/2029	2,533,000	2,581,867
Broadcom, Inc., 5.05%, 7/12/2029	857,000	882,926
Broadcom, Inc., 4.35%, 2/15/2030	2,214,000	2,226,501
Broadcom, Inc., 4.3%, 1/15/2031	632,000	631,613
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	784,000	787,506
		$7,841,145
Emerging Market Sovereign – 0.2%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$2,225,000	$2,260,200
Energy - Independent – 1.1%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$946,927
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	960,427
EQT Corp., 5.7%, 4/01/2028	3,496,000	3,606,198
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,000,000	1,075,229
Pioneer Natural Resources Co., 1.9%, 8/15/2030	4,567,000	4,142,394
		$10,731,175

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,475,731
Aviation Capital Group, 4.25%, 4/30/2029 (n)	1,984,000	1,977,017
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	817,000	817,097
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,263,000	2,197,442
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,729,000	1,678,461
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	4,319,000	4,435,902
		$12,581,650
Food & Beverages – 2.2%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$1,006,000	$1,014,377
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	4,191,000	4,276,393
Constellation Brands, Inc., 4.8%, 5/01/2030	1,510,000	1,536,388
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	5,268,000	5,085,968
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,537,000	1,498,231
Mars, Inc., 4.6%, 3/01/2028 (n)	1,941,000	1,966,956
Mars, Inc., 4.8%, 3/01/2030 (n)	4,084,000	4,172,544
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	2,007,990
		$21,558,847
Gaming & Lodging – 1.1%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$2,823,000	$2,859,567
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,083,584
Las Vegas Sands Corp., 5.9%, 6/01/2027	1,085,000	1,104,918
Las Vegas Sands Corp., 5.625%, 6/15/2028	1,592,000	1,629,911
Marriott International, Inc., 4.9%, 4/15/2029	3,462,000	3,539,093
		$10,217,073
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$1,081,000	$1,061,609
Insurance – 1.1%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$1,701,000	$1,699,738
Corebridge Financial, Inc., 3.65%, 4/05/2027	2,425,000	2,414,367
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,469,000	1,508,834
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	979,000	994,690
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	3,609,000	3,692,888
		$10,310,517
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$1,304,017
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,124,092
		$2,428,109
Insurance - Property & Casualty – 0.8%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$1,739,000	$1,758,663
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	1,739,000	1,779,045
Brown & Brown, Inc., 4.7%, 6/23/2028	1,027,000	1,040,623
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,712,000	1,730,752
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	1,712,000	1,742,817
		$8,051,900
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,153,092
Machinery & Tools – 0.3%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,354,744
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	1,627,000	1,612,515
		$2,967,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 7.2%
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	$2,856,000	$2,816,079
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,446,622
Capital One Financial Co., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032 (w)	1,778,000	1,778,530
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,333,096
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	644,801
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	2,107,000	2,191,191
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,637,000	2,672,792
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	1,479,000	1,458,151
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	177,023
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	1,804,000	1,825,086
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	2,734,000	2,749,944
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	3,032,000	3,077,299
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	255,464
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	470,611
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	946,000	973,447
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,761,000	2,760,554
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	932,000	959,301
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	2,778,000	2,811,838
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	1,853,000	1,886,901
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	2,520,000	2,536,089
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	3,296,000	3,339,325
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	4,123,000	4,078,419
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	3,392,000	3,410,115
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	5,237,000	5,366,655
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,842,000	2,798,375
Toronto-Dominion Bank, 5.532%, 7/17/2026	4,257,000	4,289,317
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,637,000	1,642,120
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	467,283
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	2,393,000	2,417,394
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,847,605
		$68,481,427
Medical & Health Technology & Services – 0.2%
HCA, Inc., 4.3%, 11/15/2030	$585,000	$581,633
IQVIA, Inc., 5.7%, 5/15/2028	788,000	811,876
IQVIA, Inc., 6.25%, 2/01/2029	598,000	629,133
		$2,022,642
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,917,000	$2,938,709
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,665,233
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	2,434,000	2,505,659
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	1,609,000	1,628,754
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	1,841,000	1,887,525
		$10,625,880
Midstream – 1.5%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$3,227,000	$3,361,335
DCP Midstream Operating LP, 5.625%, 7/15/2027	3,776,000	3,844,620
Enbridge, Inc., 5.25%, 4/05/2027	2,609,000	2,644,914
Enbridge, Inc., 4.9%, 6/20/2030	1,076,000	1,098,603
Energy Transfer LP, 5.55%, 2/15/2028	1,201,000	1,235,156
Plains All American Pipeline LP, 4.7%, 1/15/2031	1,819,000	1,829,063
		$14,013,691
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$90,045	$88,175
Fannie Mae, 4.697%, 2/25/2045 (n)	342,219	342,538
Freddie Mac, 4.421%, 7/25/2029	503,193	503,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.567%, 4/25/2030 (i)	$6,221,500	$336,813
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,964,693	1,915,216
Freddie Mac, 2%, 7/15/2042	264,083	249,929
		$3,435,932
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$1,180,000	$1,215,278
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	313,367
		$1,528,645
Network & Telecom – 0.4%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$536,000	$540,671
NTT Finance Corp., 4.62%, 7/16/2028 (n)	1,509,000	1,528,819
NTT Finance Corp., 4.876%, 7/16/2030 (n)	1,509,000	1,538,665
		$3,608,155
Oil Services – 0.2%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,329,465
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	942,526
		$2,271,991
Oils – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$2,724,000	$2,804,264
Other Banks & Diversified Financials – 2.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$409,000	$433,888
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	2,697,000	2,737,628
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,903,878
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	2,028,525
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	970,000	980,146
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	3,255,000	3,382,883
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,295,749
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	2,376,000	2,410,841
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,342,265
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	706,000	765,291
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	1,140,000	1,153,305
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	3,350,000	3,467,022
		$22,901,421
Pharmaceuticals – 0.2%
Biogen, Inc., 5.05%, 1/15/2031	$2,017,000	$2,076,129
Printing & Publishing – 0.2%
News Corp., 3.875%, 5/15/2029 (n)	$2,396,000	$2,334,349
Real Estate - Apartment – 0.2%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$2,385,000	$2,415,871
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$3,267,890
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	492,551
		$3,760,441
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$395,438
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,997,000	2,975,448
WEA Finance LLC, 3.5%, 6/15/2029 (n)	697,000	674,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	$506,000	$499,318
		$4,544,981
Retailers – 0.6%
AutoNation, Inc., 4.45%, 1/15/2029	$3,977,000	$3,985,790
AutoNation, Inc., 3.85%, 3/01/2032	2,258,000	2,129,877
		$6,115,667
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$294,000	$282,852
Specialty Stores – 0.4%
Genuine Parts Co., 4.95%, 8/15/2029	$1,945,000	$1,976,546
Ross Stores, Inc., 0.875%, 4/15/2026	2,026,000	2,013,669
		$3,990,215
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$448,000	$442,457
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,990,884
T-Mobile USA, Inc., 4.2%, 10/01/2029	1,122,000	1,125,194
		$5,558,535
Tobacco – 1.0%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$2,754,000	$2,890,783
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	2,340,000	2,382,431
Philip Morris International, Inc., 5.125%, 11/17/2027	1,241,000	1,267,268
Philip Morris International, Inc., 4.875%, 2/15/2028	1,661,000	1,692,214
Philip Morris International, Inc., 4.125%, 4/28/2028	1,184,000	1,189,849
		$9,422,545
Transportation - Services – 1.5%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$4,254,000	$4,321,701
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	3,307,000	3,378,778
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,297,468
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,616,484
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,857,755
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,313,762
Triton International Ltd., 5.15%, 2/15/2033	1,006,000	1,001,393
		$14,787,341
U.S. Treasury Obligations – 25.8%
U.S. Treasury Notes, 4.625%, 2/28/2026 (f)(s)	$23,843,000	$23,856,918
U.S. Treasury Notes, 4.5%, 7/15/2026	46,993,000	47,172,620
U.S. Treasury Notes, 4.125%, 10/31/2026 (f)(s)	36,319,000	36,444,130
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	32,309,000	32,557,123
U.S. Treasury Notes, 4.875%, 10/31/2028	44,722,000	46,199,923
U.S. Treasury Notes, 4.625%, 4/30/2029	58,710,000	60,462,126
		$246,692,840
Utilities - Electric Power – 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$830,000	$833,732
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	323,000	291,309
Con Edison Co. of NY, Inc., FLR, 4.323% (SOFR - 1 day + 0.52%), 11/18/2027	1,985,000	1,989,152
Eversource Energy, 4.45%, 12/15/2030	3,161,000	3,155,748
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	1,711,000	1,730,577
Pacific Gas & Electric Co., 6.1%, 1/15/2029	2,045,000	2,144,752
Pacific Gas & Electric Co., 5.55%, 5/15/2029	3,384,000	3,495,738
PSEG Power LLC, 5.2%, 5/15/2030 (n)	790,000	810,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	$1,075,000	$1,105,026
		$15,556,456
Total Bonds		$782,763,649
Mutual Funds (h) – 8.7%
Money Market Funds – 8.7%
MFS Institutional Money Market Portfolio, 3.73% (v)	83,654,320	$83,671,051
Short-Term Obligations (s)(y) – 2.2%
Federal Home Loan Bank, 3.52%, due 2/02/2026	$20,547,000	$20,541,041

Other Assets, Less Liabilities – 7.3%		69,979,110
Net Assets – 100.0%		$956,954,851

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $83,671,051 and
$803,304,690, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $279,893,801, representing 29.2% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
BCOMCLTR
Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR
Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on
Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.

BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR
Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.

Portfolio of Investments (unaudited) – continued
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPTD0	Citibank Bloomberg Commodity Index Total Return
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	31	$6,463,258	March – 2026	$(13,972)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	1-day SOFR / Annually	$436,877	$(4,023)	$432,854
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	1-day SOFR / Annually	130,074	—	130,074
12/23/27	USD	34,600,000	centrally cleared	4.106% Annually	1-day SOFR / Annually	479,785	—	479,785
						$1,046,736	$(4,023)	$1,042,713

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
7/17/26	USD	7,225,725 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	$21,056	$—	$21,056
7/17/26	USD	14,928,956 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.02%	BCOMSYTR (floating rate)	44,775	—	44,775
8/10/26	USD	4,630,964 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	13,185	—	13,185
8/17/26	USD	9,982,451 (Short)	Goldman Sachs International	3 month T-Bill - 0.06%	BCOMPBTR (floating rate)	30,324	—	30,324
9/30/26	USD	7,138,636 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.07%	BCOMNITR (floating rate)	19,989	—	19,989

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Total Return Swaps − continued
11/02/26	USD	19,488,775 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	$55,638	$—	$55,638
11/09/26	USD	6,776,746 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.03%	BCOMCTTR (floating rate)	20,949	—	20,949
12/21/26	USD	4,521,925 (Short)	Merrill Lynch International	3 month T-Bill - 0.02%	BCOMSMT (floating rate)	14,052	—	14,052
1/15/27	USD	7,829,820 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.08%	SPGCCCTR (floating rate)	34,150	—	34,150
1/29/27	USD	13,395,575 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMHOTR (floating rate)	38,705	—	38,705
2/22/27	USD	11,799,794 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.03%	BCOMCTTR (floating rate)	11,847	—	11,847
2/22/27	USD	14,792,995 (Short)	Goldman Sachs International	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	11,814	—	11,814
						$316,484	$—	$316,484
Liability Derivatives
Total Return Swaps
2/17/26	USD	36,790,668 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	$(104,316)	$—	$(104,316)
2/17/26	USD	48,881,963 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(143,895)	—	(143,895)
3/06/26	USD	12,063,803 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(34,254)	—	(34,254)
3/13/26	USD	26,168,605 (Long)	Merrill Lynch International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(77,036)	—	(77,036)
4/02/26	USD	61,488,552 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(180,759)	—	(180,759)
5/08/26	USD	60,246,059 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(171,059)	—	(171,059)
5/08/26	USD	26,737,126 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(78,493)	—	(78,493)
7/06/26	USD	19,750,758 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.10%	(61,188)	—	(61,188)
8/10/26	USD	30,632,710 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(90,055)	—	(90,055)
8/17/26	USD	31,996,728 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(90,723)	—	(90,723)
9/08/26	USD	47,752,347 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(139,067)	—	(139,067)
9/08/26	USD	47,752,347 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(139,449)	—	(139,449)
9/08/26	USD	26,453,864 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(77,664)	—	(77,664)
9/30/26	USD	6,392,360 (Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.08%	(19,194)	—	(19,194)
10/09/26	USD	53,415,345 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(155,556)	—	(155,556)
10/09/26	USD	41,609,116 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(117,980)	—	(117,980)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
10/09/26	USD	53,415,345 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	$(155,556)	$—	$(155,556)
10/09/26	USD	52,254,142 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(152,177)	—	(152,177)
10/12/26	USD	8,090,315 (Long)	JPMorgan Chase Bank N.A.	BCOMGOT (floating rate)	3 month T-Bill + 0.07%	(21,335)	—	(21,335)
10/12/26	USD	12,590,037 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(35,275)	—	(35,275)
12/11/26	USD	128,591,918 (Long)	Citibank N.A.	CVICPTD0 (floating rate)	3 month T-Bill + 0.11%	(375,486)	—	(375,486)
12/11/26	USD	7,686,750 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.07%	(20,980)	—	(20,980)
1/15/27	USD	12,293,417 (Long)	Merrill Lynch International	BCOMGCTR (floating rate)	3 month T-Bill + 0.05%	(35,203)	—	(35,203)
1/15/27	USD	14,107,527 (Long)	JPMorgan Chase Bank N.A.	BCOMCLTR (floating rate)	3 month T-Bill + 0.07%	(38,676)	—	(38,676)
1/15/27	USD	26,587,012 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(75,385)	—	(75,385)
1/29/27	USD	11,549,538 (Long)	Merrill Lynch International	BCOMLHTR (floating rate)	3 month T-Bill + 0.10%	(40,355)	—	(40,355)
1/29/27	USD	125,175,092 (Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(428,814)	—	(428,814)
1/29/27	USD	9,692,971 (Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.06%	(32,639)	—	(32,639)
2/22/27	USD	11,483,734 (Long)	JPMorgan Chase Bank N.A.	BCOMKCTR (floating rate)	3 month T-Bill + 0.12%	(12,347)	—	(12,347)
3/01/27	USD	38,000,000 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(1,069,324)	—	(1,069,324)
						$(4,174,240)	$—	$(4,174,240)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $5,692,552 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $125,175,092*
Long Futures Contracts
Soybean Oil - March 2026	0.9%	1,156,377
Soybean Oil - May 2026	2.1%	2,658,951
Corn - March 2026	1.1%	1,393,417
Corn - May 2026	3.7%	4,631,113
Cocoa - May 2026	0.8%	1,051,570
WTI - March 2026	1.3%	1,636,035
WTI - May 2026	5.2%	6,561,768
Brent - May 2026	8.1%	10,111,739
Cotton - March 2026	0.3%	392,642
Cotton - May 2026	1.1%	1,371,574
Gold - April 2026	16.3%	20,344,862

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $125,175,092*
Copper Comex - March 2026	1.6%	2,010,886
Copper Comex - May 2026	4.5%	5,577,413
Heating Oil - March 2026	0.5%	629,798
Heating Oil - May 2026	1.7%	2,165,738
Coffee - March 2026	0.7%	825,951
Coffee - May 2026	1.7%	2,102,525
Kansas Wheat - March 2026	0.4%	478,468
Kansas Wheat - May 2026	1.3%	1,606,381
Aluminum - March 2026	1.1%	1,372,686
Aluminum - May 2026	2.8%	3,479,048
Live Cattle - April 2026	3.6%	4,498,033
Lean Hogs - April 2026	1.8%	2,266,140
Lead - March 2026	0.2%	249,454
Lead - May 2026	0.6%	802,941
Nickel - March 2026	0.6%	739,327
Nickel - May 2026	1.5%	1,928,629
Zinc - March 2026	0.6%	713,368
Zinc - May 2026	1.7%	2,079,077
Natural Gas - March 2026	2.4%	2,957,718
Natural Gas - may 2026	6.8%	8,505,976
Gasoil - March 2026	0.6%	790,978
Gasoil - May 2026	2.3%	2,880,138
Soybeans - March 2026	1.3%	1,687,021
Soybeans - May 2026	3.7%	4,642,654
Sugar - March 2026	0.5%	582,356
Sugar - May 2026	1.9%	2,341,987
Silver - March 2026	2.4%	3,045,628
Silver - May 2026	2.8%	3,453,727
Soybean Meal - March 2026	0.7%	904,575
Soybean Meal - May 2026	2.0%	2,454,306
Wheat - March 2026	0.6%	742,351
Wheat - May 2026	2.0%	2,463,955
Gasoline RBOB - March 2026	0.4%	543,645
Gasoline RBOB - May 2026	1.9%	2,342,166
	100.0%	$125,175,092
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPTD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPTD0:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $128,591,918*
Long Futures Contracts
Soybean Oil - May 2026	3.5%	4,448,292
Corn - May 2026	4.3%	5,471,805
WTI - May 2026	4.9%	6,354,723
Brent - May 2026	5.8%	7,471,713
Cotton - May 2026	1.2%	1,543,374
Gold - April 2026	20.4%	26,196,810
Copper - May 2026	6.1%	7,836,667
Gasoil - May 2026	1.9%	2,388,515
Coffee - May 2026	2.4%	3,140,469
Kansas Wheat - May 2026	1.5%	1,864,630
Aluminum - May 2026	4.1%	5,320,575
Live Cattle - April 2026	3.4%	4,416,175

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $128,591,918*
Lean Hogs - April 2026	1.6%	2,069,168
Lead - May 2026	0.8%	977,373
Nickel - May 2026	2.2%	2,858,908
Zinc - May 2026	2.1%	2,757,132
Natural Gas - May 2026	8.6%	11,032,123
Gasoil - May 2026	2.4%	3,084,677
Soybeans - May 2026	5.1%	6,607,106
Sugar - May 2026	1.8%	2,332,850
Silver - May 2026	9.2%	11,825,987
Soybean Meal - May 2026	2.8%	3,575,159
Wheat - May 2026	2.2%	2,884,378
Gasoline - May 2026	1.7%	2,133,309
	100.0%	128,591,918
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2026, the Subsidiary’s net assets were $145,460,140, which represented 15.2% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$246,692,840	$—	$246,692,840
Non - U.S. Sovereign Debt	—	4,413,292	—	4,413,292
Municipal Bonds	—	1,528,645	—	1,528,645
U.S. Corporate Bonds	—	240,982,977	—	240,982,977
Residential Mortgage-Backed Securities	—	32,450,692	—	32,450,692
Commercial Mortgage-Backed Securities	—	22,112,774	—	22,112,774
Asset-Backed Securities (including CDOs)	—	109,235,193	—	109,235,193
Foreign Bonds	—	125,347,236	—	125,347,236
Short-Term Securities	—	20,541,041	—	20,541,041
Investment Companies	83,671,051	—	—	83,671,051
Total	$83,671,051	$803,304,690	$—	$886,975,741
Other Financial Instruments
Futures Contracts – Liabilities	$(13,972)	$—	$—	$(13,972)
Swap Agreements – Assets	—	1,359,197	—	1,359,197
Swap Agreements – Liabilities	—	(4,174,240)	—	(4,174,240)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,719,286	$177,601,478	$134,651,606	$(1,057)	$2,950	$83,671,051

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$436,411	$—